Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2019
04.30 Fidelity Government Money Market Fund Advisor M Class PRO-05 | Fidelity Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Fidelity® Government Money Market Fund Advisor M Class June 29, 2019 Prospectus
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2020
04.30 Fidelity Government Money Market Fund Advisor M Class PRO-05 | Fidelity Government Money Market Fund | Fidelity Government Money Market Fund: Advisor M Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[2]

[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class M of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for Class M of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class M of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class M of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class M or the fund will be able to avoid a negative yield.